AIRCRAFT AND ENGINES HELD FOR LEASE AND LEASE RENTAL - Components (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Impairment of leased assets	$ 3,035,578	$ 0
Depreciation expense	19,976,000	27,064,000	$ 27,609,000
Contingent rental fees	$ 11,851,000	21,550,000	29,186,000
Lease term (in years)	3 years
Aircraft and Engines
Aircraft and engines held for operating leases	$ 228,942,000	246,883,000
Accumulated depreciation	(142,098,000)	(134,987,000)
Property held for operating leases, net	$ 86,844,000	$ 111,896,000
Discontinued operations
Aircraft and Engines
Accumulated depreciation			$ (1,659,000)